UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-10569
Legacy Funds Group
(Exact name of registrant as specified in charter)

First Financial Capital Advisors LLC, 300 High Street, Hamilton, Ohio	45012

(Address of principal executive offices)	(Zip code)
BISYS Fund Services, 3435 Stelzer Rd., Columbus, Ohio 43219
(Name and address of agent for service)
Registrant’s telephone number, including area code: (888) 494-8510
Date of fiscal year end: 4/30/07
Date of reporting period: 1/31/07
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Schedule of Investments.

Legacy Funds Group
Multi-Cap Core Equity Fund
Schedule of Portfolio Investments
January 31, 2007
(Unaudited)

	Shares	Value
Common Stocks (90.0%)
Consumer Discretionary (10.6%)
Abercrombie & Fitch Co.	25,000	$1,988,500
Avery Dennison Corp.	71,350	4,877,486
Best Buy Co., Inc.	20,000	1,008,000
Black & Decker Corp.	55,000	4,800,400
Liz Claiborne, Inc.	109,000	4,839,600
Omnicom Group, Inc.	73,600	7,742,720
Skechers U.S.A., Inc., Class A	20,000	708,800

		25,965,506

Consumer Staples (8.4%)
Colgate-Palmolive Co.	92,000	6,283,600
Kimberly-Clark Corp.	34,000	2,359,600
PepsiCo, Inc.	113,900	7,430,836
Procter & Gamble Co.	67,600	4,385,212

		20,459,248

Energy (12.7%)
BP PLC — ADR	55,353	3,515,469
ConocoPhillips	170,000	11,289,700
Devon Energy Corp.	129,000	9,041,610
GlobalSantaFe Corp.	125,000	7,251,250

		31,098,029

Financial (15.4%)
Ambac Financial Group, Inc.	12,000	1,057,200
Bank of New York Co., Inc.	25,200	1,008,252
Capital One Financial Corp.	100,000	8,040,000
Cincinnati Financial Corp.	68,250	3,053,505
Citigroup, Inc.	24,000	1,323,120
Hartford Financial Services Group, Inc.	12,000	1,138,920

JP Morgan Chase & Co.	173,000	8,810,890
Morgan Stanley	82,800	6,855,012
National City Corp.	45,700	1,729,745
St. Paul Travelers Companies, Inc.	50,000	2,542,500
Western Union Co.	83,000	1,854,220

		37,413,364

Health Care (10.4%)
Biomet, Inc.	63,000	2,668,680
Cardinal Health, Inc.	37,000	2,642,540
Medtronic, Inc.	127,000	6,788,150
Schering-Plough Corp.	130,000	3,250,000
Waters Corp. (b)	66,200	3,752,878
Wellpoint Health Networks, Inc. (b)	81,000	6,348,780

		25,451,028

Industrials (8.9%)
Equifax, Inc.	165,600	6,877,368
Honeywell International, Inc.	119,600	5,464,524
Ingersoll Rand Co., Class A	136,000	5,831,680
Jacobs Engineering Group, Inc. (b)	38,600	3,495,230

		21,668,802

Information Technology (13.3%)
CDW Corp.	38,000	2,438,460

	Shares	Value
Cisco Systems, Inc. (b)	280,000	7,445,200
FactSet Research Systems, Inc.	65,000	3,775,200
First Data Corp.	83,000	2,063,380
FISERV, Inc. (b)	33,000	1,734,810
Intel Corp.	134,400	2,817,024
International Business Machines Corp.	16,000	1,586,400
Mantech International Corp. (b)	80,000	2,729,600
Microsoft Corp.	80,000	2,468,800
NVIDIA Corp. (b)	51,000	1,563,150
Oracle Corp. (b)	230,000	3,946,800

		32,568,824

International (3.5%)
Australia & New Zealand Banking Group Ltd. — Sponsored ADR	5,350	608,563
Banco Bilbao Vizcaya Argentina S. A. — Sponsored ADR	16,400	411,312
Bayer AG — Sponsored ADR	13,400	793,012
GlaxoSmithKline PLC — ADR	41,000	2,219,330
Groupe Danone — ADR	32,500	1,074,125
Intesa Sanpaolo- Sponsored ADR (b)	9,874	445,354
Matsushita Electric Industrial Co. Ltd. — Sponsored ADR	115,200	2,294,783
Roche Holdings Ltd. — Sponsored ADR	7,500	702,336

		8,548,815

Materials (1.8%)
The Valspar Corp.	156,300	4,404,534

Telecom Services (5.0%)
AT&T, Inc.	246,000	9,256,980
Verizon Communications, Inc.	78,000	3,004,560

		12,261,540

Total Common Stocks		219,839,690

Mutual Fund (7.7%)
iShares MSCI EAFE Index Fund	130,300	9,673,472
iShares Russell 2000 Index Fund	54,100	4,293,917
iShares S&P SmallCap 600 Index Fund	72,000	4,846,320

Total Mutual Fund		18,813,709

Investment Companies (1.8%)
Legacy Federal Money Fund (c)	3,071,012	3,071,012
Munder Institutional Money Market Fund (c)	1,422,313	1,422,313

Total Investment Companies		4,493,325

Total Investments (Cost $140,328,260) (a) — 99.5%		243,146,724
Other assets in excess of liabilities — 0.5%		1,187,858

NET ASSETS — 100.0%		$244,334,582

Percentages indicated are based on net assets of $244,334,582.

(a)	Represents cost for financial reporting purposes.

(b)	Represents non-income producing securities.

(c)	Affiliate.

ADR — American Depository Receipt

PLC — Public Liability Company

Legacy Funds Group
Core Bond Fund
Schedule of Portfolio Investments
January 31, 2007
(Unaudited)

	Shares	Value
Corporate Bonds (52.7%)
Aerospace/Defense (0.9%)
General Dynamics Corp., 4.50%, 8/15/10	1,000,000	$976,744

Banking, Finance & Insurance (29.1%)
American International Group, Inc., 4.25%, 5/15/13	1,000,000	935,186
Bank of America Corp., 4.75%, 8/15/13	1,500,000	1,442,516
Bank of New York Co., Inc., 3.63%, 1/15/09	2,000,000	1,937,158
Bank One Corp., 6.00%, 2/17/09	1,000,000	1,011,723
BankAmerica Corp., 7.13%, 3/1/09	1,000,000	1,033,004
Capital One Bank, 4.25%, 12/1/08	500,000	489,747
Caterpillar Financial Services Corp., 3.63%, 11/15/07	1,000,000	986,304
Caterpillar Financial Services Corp., 4.30%, 6/1/10	1,000,000	970,225
CitiGroup, Inc., 3.88%, 11/3/08	2,000,000	1,950,393
CitiGroup, Inc., 3.63%, 2/9/09	1,000,000	969,953
CitiGroup, Inc., 4.75%, 12/15/10	1,000,000	976,205
Fifth Third Bank, 3.38%, 8/15/08	2,000,000	1,942,826
General Electric Capital Corp., 4.63%, 9/15/09	1,000,000	985,485
General Electric Capital Corp., 5.88%, 2/15/12	2,000,000	2,047,339
General Electric Capital Corp., 4.00%, 12/15/13	500,000	448,476
Goldman Sachs Group, Inc., 4.13%, 1/15/08	1,000,000	988,764
Goldman Sachs Group, Inc., 5.70%, 9/1/12	2,000,000	2,026,927
Goldman Sachs Group, Inc., 4.75%, 7/15/13	1,000,000	960,116
Huntington National Bank, 4.90%, 1/15/14	1,000,000	948,733
International Lease Finance Corp., 4.50%, 5/1/08	1,000,000	987,976
John Deere Capital Corp., 3.75%, 1/13/09	1,000,000	970,585
JP Morgan Chase & Co., 5.25%, 5/30/07	1,000,000	999,625
Morgan Stanley, 5.30%, 3/1/13	500,000	497,883
Morgan Stanley Dean Witter, 6.60%, 4/1/12	1,150,000	1,209,969
Nuveen Investments, 5.00%, 9/15/10	500,000	490,206
SLM Corp., 4.00%, 1/15/09	1,000,000	975,458
SLM Corp., 4.50%, 7/26/10	500,000	486,529
Textron Financial Corp., 5.13%, 2/3/11	1,000,000	988,799
Washington Mutual, Inc., 5.00%, 3/22/12	1,000,000	969,720

	Shares	Value
Wells Fargo Co., 3.50%, 4/4/08	1,000,000	978,787

		32,606,617

Computer Peripherals (0.9%)
Cisco Systems, Inc., 5.25%, 2/22/11	1,000,000	999,250

Energy (0.9%)
DTE Energy Co., 6.35%, 6/1/16	500,000	518,299
Tennessee Valley Authority, 5.38%, 11/13/08	500,000	502,017

		1,020,316

Food & Beverages (0.8%)
McDonald’s Corp., 5.95%, 1/15/08	909,000	912,889

Health Care (0.9%)
Humana, Inc., 6.45%, 6/1/16	1,000,000	1,023,783

Industrial Goods & Services (1.8%)
Cargill, Inc., 6.60%, 7/30/07	500,000	501,463
Cytec Industries, Inc., 5.50%, 10/1/10	1,000,000	990,160
Weyerhaeuser Co., 6.75%, 3/15/12	500,000	525,321

		2,016,944

Medical Instruments (0.4%)
Medtronic, Inc., 4.38%, 9/15/10	500,000	485,274

Multimedia (0.4%)
Walt Disney Co., 5.80%, 10/27/08	500,000	501,985

Paper and Related Products (0.8%)
Kimberly — Clark Corp., 4.88%, 8/15/15	1,000,000	950,052

Personal Care (3.0%)
Avon Products, Inc., 6.55%, 8/1/07	500,000	501,559
Clorox Co., 4.20%, 1/15/10	1,000,000	967,523
Procter & Gamble Co., 3.50%, 12/15/08	1,000,000	968,059
Procter & Gamble Co., 4.95%, 8/15/14	1,000,000	973,292

		3,410,433

Pharmaceuticals (3.4%)
Abbott Laboratories, 4.35%, 3/15/14	500,000	468,469
American Home Products, 6.95%, 3/15/11	2,000,000	2,115,036
GlaxoSmithKline Capital, 2.38%, 4/16/07	250,000	248,467
Wyeth, 5.50%, 2/1/14	1,000,000	998,272

		3,830,244

Radio Broadcasting (0.2%)
Clear Channel Communications, Inc., 4.25%, 5/15/09	250,000	241,493

Retail (4.8%)
Target Corp., 5.40%, 10/1/08	2,000,000	2,004,131
Wal-Mart Stores, Inc., 4.13%, 7/1/10	900,000	869,135
Wal-Mart Stores, Inc., 4.13%, 2/15/11	1,000,000	958,840
Wal-Mart Stores, Inc., 4.50%, 7/1/15	1,500,000	1,403,994

		5,236,100

Software (0.9%)
Oracle Corp., 5.00%, 1/15/11	1,000,000	987,668

Telecommunications (3.5%)
Comcast Corp., 5.30%, 1/15/14	1,000,000	977,622
GTE California, Inc., 6.70%, 9/1/09	1,000,000	1,025,259

	Shares	Value
New York Telephone Co., 6.00%, 4/15/08	500,000	502,523
SBC Communications, Inc., 4.13%, 9/15/09	500,000	485,127
SBC Communications, Inc., 5.10%, 9/15/14	1,000,000	967,254

		3,957,785

Total Corporate Bonds		59,157,577

U.S. Government Agency Collateralized Mortgage Obligations (13.5%)
(13.5%)
Fannie Mae (1.9%)
5.00%, 2/25/32	2,191,000	2,150,855

Freddie Mac (11.6%)
5.75%, 12/15/18	2,575,107	2,571,665
5.00%, 9/15/24	2,567,352	2,550,887
4.50%, 2/15/26	2,000,000	1,962,132
5.00%, 10/15/28	3,000,000	2,938,693
5.00%, 10/15/30	3,013,831	2,973,889

		12,997,266

Total U.S. Government Agency Collateralized Mortgage Obligations		15,148,121

U.S. Treasury Obligations (15.6%)
4.75%, 5/15/14	5,000,000	4,977,345
4.25%, 11/15/14	1,000,000	963,242
4.25%, 8/15/15	2,000,000	1,920,078
5.13%, 5/15/16	4,500,000	4,596,503
4.88%, 8/15/16	5,000,000	5,014,845

Total U.S. Treasury Obligations		17,472,013

U.S. Government Agency Securities (16.3%)
Fannie Mae (9.5%)
5.25%, 1/15/09	4,000,000	4,009,140
5.25%, 8/1/12	2,000,000	1,996,696
4.63%, 5/1/13	2,500,000	2,407,160
5.00%, 10/25/16	2,317,500	2,284,415

		10,697,411

Federal Home Loan Bank (3.8%)
5.88%, 11/15/07	2,635,000	2,646,512
5.87%, 9/2/08	600,000	606,428
5.89%, 3/30/09	1,000,000	1,015,327

		4,268,267

Freddie Mac (3.0%)
7.10%, 4/10/07	1,000,000	1,003,195
5.50%, 9/15/11	2,318,000	2,355,014

		3,358,209

Total U.S. Government Agency Securities		18,323,887

Investment Companies (0.4%)
Legacy Federal Money Fund (b)	370,000	370,000
Munder Institutional Money Market Fund (b)	124,713	124,713

Total Investment Companies		494,713

Total Investments (Cost $112,588,520) (a) — 98.5%		110,596,311
Other assets in excess of liabilities — 1.5%		1,721,626

NET ASSETS — 100.0%		$112,317,937

Percentages indicated are based on net assets of $112,317,937.

(a)	Represents cost for financial reporting purposes.

(b)	Affiliate.

Legacy Funds Group
Federal Money Fund
Schedule of Portfolio Investments
January 31, 2007
(Unaudited)

	Shares	Value
U.S. Government Agency Securities (74.7%)
Federal Farm Credit Bank (31.4%)
5.12%, 2/7/07*	2,000,000	$1,998,293
5.12%, 2/27/07*	2,000,000	1,992,604
5.10%, 2/28/07*	750,000	747,134
5.10%, 3/9/07*	2,000,000	1,989,800
5.14%, 3/14/07*	2,000,000	1,988,292
5.12%, 3/20/07*	2,000,000	1,986,631
5.15%, 3/22/07*	2,000,000	1,985,981
5.12%, 3/28/07*	2,000,000	1,984,356
5.10%, 4/18/07*	2,000,000	1,978,467
5.04%, 4/23/07*	2,000,000	1,977,320
5.07%, 6/8/07*	2,000,000	1,964,228
5.08%, 6/26/07*	2,000,000	1,959,078
5.07%, 7/12/07*	2,000,000	1,954,652

		24,506,836

Federal Home Loan Bank (40.8%)
5.14%, 2/7/07*	2,000,000	1,998,286
5.14%, 2/9/07*	2,000,000	1,997,716
5.13%, 2/14/07*	2,000,000	1,996,295
2.63%, 2/16/07	750,000	749,197
5.05%, 2/20/07*	2,000,000	1,994,669
5.18%, 2/21/07*	2,000,000	1,994,250
5.13%, 3/14/07*	1,500,000	1,491,228
5.13%, 3/21/07*	2,000,000	1,986,320
5.15%, 3/23/07*	2,000,000	1,985,694
5.15%, 3/28/07*	2,000,000	1,984,264
5.13%, 4/4/07*	2,000,000	1,982,330
5.11%, 4/12/07*	1,391,000	1,377,179
5.11%, 4/13/07*	2,000,000	1,979,844
5.08%, 4/25/07*	2,000,000	1,976,576
5.11%, 5/11/07*	2,000,000	1,971,890
5.07%, 6/15/07*	2,000,000	1,962,257
3.75%, 8/15/07	2,485,000	2,465,689

		31,893,684

Tennessee Valley Authority (2.5%)
5.12%, 3/22/07*	2,000,000	1,986,073

Total U.S. Government Agency Securities		58,386,593

Master Demand Notes (25.4%)
Federal Home Loan Bank (25.4%)
5.07%, 11/12/07**	19,800,000	19,800,000

Total Master Demand Notes		19,800,000

Investment Companies (0.2%)
Goldman Sachs Financial Square Federal Fund, 4.91%**	122,613	122,613

Total Investment Companies		122,613

Total Investments (Cost $78,309,206) (a) — 100.3%		78,309,206
Liabilities in excess of other assets — (0.3)%		(244,223)

NET ASSETS — 100.0%		$78,064,983

Percentages indicated are based on net assets of $78,064,983.

(a)	Cost and value for federal income tax and financial reporting purposes are the same.

*	Discount Note securities. The rate reflected on the Schedule of Portfolio Investments is the effective rate of the security.

**	Variable rate securities. The interest rate on these securities are adjusted periodically to reflect current interest rates. The rate represents the rate that was in effect on January 31, 2007.

LEGACY FUNDS GROUP
Notes to Schedules of Portfolio Investments
January 31, 2007
(Unaudited)
1.	Organization:

The Legacy Funds Group (the ''Trust’’) was organized as a Massachusetts business trust on January 31, 2002, and is registered under the Investment Company Act of 1940, as amended (the ''1940 Act’’), as an open-end investment company. The Trust presently offers shares of The Multi-Cap Core Equity Fund, The Core Bond Fund and The Federal Money Fund (individually referred to as a ''Fund’’ and collectively as the “Funds”).

The Trust has an unlimited number of shares of beneficial interest, with no par value which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer two classes of shares: Trust Class and Class A. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

Each Class A and Trust Class share of the Fund represents identical interests in the Fund’s investment portfolio and have the same rights, except that (i) Class A shares bear the expense of a distribution fee, which will cause Class A shares to have a higher expense ratio and to pay lower dividends than those related to Trust Class shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims of losses pursuant to these contracts and expect the risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States (“GAAP”). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
Securities Valuation:
Investments of The Federal Money Fund are valued in accordance with Rule 2a-7 of the 1940 Act at amortized cost, which approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.
The Multi-Cap Core Equity Fund’s and The Core Bond Fund’s investments (other than short-term debt obligations) are generally valued on the basis of market quotations or official closing prices or by an independent pricing service approved by the Board of Trustees. Certain securities, such as U.S. Government securities, are valued at their market values determined on the latest bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. If market quotations or official closing prices or valuations from a pricing service are not readily available, or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occuring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its NAV), the Fund may value those investments at fair value as determined in accordance with procedures approved by the Board of Trustees. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Debt instruments with maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines that this does not result in a fair value. Such valuations received from a pricing service may be established through the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation.
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund’s financial statement disclosures.
Security Transactions and Related Income:
Security transactions are accounted for on a trade date basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.
Securities Purchased on a When-Issued Basis and Delayed Delivery Basis:
Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. The Fund records the transaction and reflects the value of the security in determining net asset value at the time the Fund makes the commitment to purchase a security on a when-issued basis. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement. The Fund’s segregates cash and marketable securities equal in value to commitments for when-issued securities. Securities purchased on a when-issued basis or delayed delivery basis do not earn income until the settlement date. The Funds held no when-issued securities as of July 31, 2006.
Repurchase Agreements:
Each Fund may acquire securities from financial institutions such as member banks of the Federal Deposit Insurance Corporation or from registered broker/dealers, which the respective investment adviser deems creditworthy, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund’s custodian, another qualified sub-custodian, or in the
Reserve/Treasury book-entry system. All repurchase agreements are collateralized by U.S. Treasury or U.S. Government securities.
Variable and Floating Rate Demand and Master Demand Notes:
The Funds may, from time to time, purchase variable or floating rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity over one year but carry with them the right of the holder to put the securities to a remarketing agent or other entity at designated time intervals and on specified notice. The obligation of the issuer of the put to repurchase the securities may be backed up by a letter of credit or other obligation issued by a financial institution.
New Accounting Standards:
Financial Accounting Standards Board Interpretation (FIN) No. 481 — Accounting for Uncertainty in Tax Positions – An interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained.
(a) Represents cost for financial reporting and federal income tax purposes.

	Cost of Investments	Gross		Net Unrealized
	for Federal Tax	Unrealized	Gross Unrealized	Appreciation /
	Purposes	Appreciation	Depreciation	(Depreciation)
Multi-Cap Core Equity Fund	$140,328,260	$102,960,988	$(142,524)	$102,818,464

Core Bond Fund	114,169,833	269,408	(3,842,930)	(3,573,522)

Federal Money Fund	78,309,206	—	—	—

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)                                   Legacy Funds Group

By (Signature and Title)	/s/ Trent Statczar

Trent Statczar, Treasurer
Date                              March 28, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Trent Statczar

Trent Statczar, Treasurer
Date                         March 28, 2007

By (Signature and Title)	/s/ Frank Hall

Frank Hall, President
Date                         March 28, 2007